Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	June 30, 2020	December 31, 2019
	(Unaudited)
Accrued interest	$121,434	$106,503
Accrued operating expenses (i)	128,602	469,823
Total	$250,036	$576,386

(i)	Accrued operating expenses are mainly due to unbilled transactions from vendors related to the operations in the Kruh Block TAC or Kruh Block KSO.